CERTNYS
FILE # 1-35565

16005112

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
NOV 18 2016
Washington, DC

November 18, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 0.375% Senior Notes due 2019, 1.375% Senior Notes due 2024 and 2.125% Senior Notes due 2028 of ABBVIE INC. under the Exchange Act of 1934.

Sincerely,

Silvio Conte